UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:   10/31/09

Item 1.  Reports to Stockholders.

KCM MACRO TRENDS FUND

Semi - Annual Report

October 31, 2009

1-877-275-5599

www.KernsCapital.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of KCM Macro Trends Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA/SIPC

	KCM Macro Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2009
Shares	Security	Market Value
	COMMON STOCK - 84.37%
	AEROSPACE / DEFENSE - 5.63%
8,600	Alliant Techsystems, Inc. *	$ 668,908
21,000	Esterline Technologies Corp. *	884,310
9,800	Northrop Grumman Corp.	491,274
10,000	Raytheon Co.	452,800
13,000	TransDigm Group, Inc.	509,340
10,600	United Technologies Corp.	651,370
		3,658,002
	AGRICULTURE - 2.01%
34,000	Altria Group, Inc.	615,740
23,000	Archer-Daniels-Midland Co.	692,760
		1,308,500
	APPAREL - 1.03%
26,000	True Religion Apparel, Inc. *	670,020

	BANKS - 5.72%
15,000	Banco Macro - ADR	438,450
41,000	Banco Santander - ADR	658,460
5,300	Goldman Sachs Group, Inc.	901,901
18,000	JPMorgan Chase & Co.	751,860
30,000	Morgan Stanley	963,600
		3,714,271
	BIOTECHNOLOGY - 0.70%
8,500	Amgen, Inc. *	456,705

	CHEMICALS - 8.69%
17,000	Airgas, Inc.	754,120
23,436	Ashland, Inc.	809,480
41,000	Innophos Holdings, Inc.	793,350
14,100	Lubrizol Corp.	938,496
6,500	Monsanto Co.	436,670
6,700	Potash Corp. of Saskatchewan, Inc.	621,626
12,200	Syngenta AG	577,426
22,400	Terra Industries, Inc.	711,648
		5,642,816
	COAL - 3.06%
18,000	Alpha Natural Resources, Inc. *	611,460
20,000	Peabody Energy Corp.	791,800
10,000	Walter Energy, Inc.	585,000
		1,988,260
	COMMERCIAL SERVICES - 0.92%
10,800	Alliance Data Systems Corp. *	593,784

The accompanying footnotes are an integral part of these financial statements.

	KCM Macro Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2009
Shares	Security	Market Value
	COMPUTERS - 4.63%
5,500	Apple, Inc. *	$ 1,036,750
14,600	Hewlett-Packard Co.	692,916
5,400	International Business Machines Corp.	651,294
45,000	Seagate Technology	627,750
		3,008,710
	DIVERSIFIED FINANCIAL SERVICES - 1.02%
26,500	World Acceptance Corp. *	664,885

	ELECTRIC - 0.83%
11,500	Exelon Corp.	540,040

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.10%
45,000	Harbin Electric, Inc. *	716,850

	ENGINEERING & CONSTRUCTION - 0.57%
8,300	Fluor Corp.	368,686

	HEALTHCARE - PRODUCTS - 1.09%
46,000	American Medical Systems Holdings, Inc. *	709,320

	HEALTHCARE - SERVICES - 1.67%
16,000	Amedisys, Inc. *	636,640
12,800	Genoptix, Inc. *	445,312
		1,081,952
	INSURANCE - 0.83%
22,000	Tower Group, Inc.	540,760

	INTERNET - 0.86%
10,000	Sohu.com, Inc. *	556,000

	LEISURE TIME - 1.07%
16,500	Polaris Industries, Inc.	694,155

	MACHINERY - CONSTRUCTION & MINING - 3.01%
18,000	Bucyrus International, Inc. - Cl. A	799,560
22,900	Joy Global, Inc.	1,154,389
		1,953,949
	MACHINERY-DIVERSIFIED - 2.36%
17,500	Deere & Co.	797,125
7,500	Flowserve Corp.	736,575
		1,533,700
	MINING - 3.24%
10,000	BHP Billiton Ltd.	655,800
11,000	Compass Minerals International, Inc.	685,520
30,000	Vale SA	764,700
		2,106,020

The accompanying footnotes are an integral part of these financial statements.

	KCM Macro Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2009
Shares	Security	Market Value
	MISCELLANEOUS MANUFACTURING - 1.00%
19,000	AZZ, Inc. *	$ 650,940

	OIL & GAS - 5.81%
9,000	Chevron Corp.	688,860
6,300	Diamond Offshore Drilling, Inc.	600,075
17,500	Marathon Oil Corp.	559,475
17,000	Noble Corp.	692,580
15,000	Petroleo Brasileiro SA - ADR	693,300
6,400	Transocean Ltd. *	537,024
		3,771,314
	OIL & GAS SERVICES - 3.04%
22,500	Dresser-Rand Group, Inc. *	663,075
10,000	Lufkin Industries, Inc.	570,500
18,000	National Oilwell Varco, Inc. *	737,820
		1,971,395
	PACKAGING & CONTAINERS - 2.58%
17,400	Greif, Inc.	931,248
17,000	Rock-Tenn Co.	744,600
		1,675,848
	PHARMACEUTICALS - 6.29%
24,500	Bristol-Myers Squibb Co.	534,100
15,000	Eli Lilly & Co.	510,150
25,300	Endo Pharmaceuticals Holdings, Inc. *	566,720
8,200	Express Scripts, Inc. *	655,344
12,400	Medco Health Solutions, Inc. *	695,888
30,500	Pfizer, Inc.	519,415
12,000	Teva Pharmaceutical Industries Ltd.	605,760
		4,087,377
	RETAIL - 4.86%
14,800	Aeropostale, Inc. *	555,444
32,400	Ezcorp, Inc. *	420,228
18,000	GameStop Corp. - Cl. A *	437,220
27,800	PetMed Express, Inc.	436,182
13,500	Ross Stores, Inc.	594,135
14,000	World Fuel Services Corp.	711,900
		3,155,109
	SEMICONDUCTORS - 0.88%
25,000	Tessera Technologies, Inc. *	552,750
1,000	Xilinx, Inc.	21,750
		574,500
	SOFTWARE - 3.29%
20,000	BMC Software, Inc. *	743,200
37,000	CA, Inc.	774,040
29,500	Oracle Corp.	622,450
		2,139,690

The accompanying footnotes are an integral part of these financial statements.

	KCM Macro Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2009
Shares	Security	Market Value
	TELECOMMUNICATIONS - 2.82%
18,900	CenturyTel, Inc.	$ 613,494
27,000	Cisco Systems, Inc. *	616,950
13,800	Harris Corp.	575,736
3,428	Harris Stratex Networks, Inc. *	21,596
		1,827,776
	TRANSPORTATION - 3.76%
16,000	CSX Corp.	674,880
22,000	Gulfmark Offshore, Inc. *	608,740
11,500	Norfolk Southern Corp.	536,130
15,000	Tidewater, Inc.	625,050
		2,444,800
	TOTAL COMMON STOCK
	( Cost - $44,129,451)	54,806,134

	EXCHANGE TRADED FUNDS - 0.88%
14,000	iShares S&P North American Technology-Semiconductors Index Fund	568,400
	( Cost - $582,396)

	SHORT-TERM INVESTMENTS - 6.29%
4,087,681	AIM STIT Liquid Assets Portfolio, 0.13% **	4,087,681
	( Cost - $4,087,681)

	TOTAL INVESTMENTS - 91.54%
	( Cost - $48,799,528)	59,462,215
	OTHER ASSETS LESS LIABILITIES - 8.46%	5,494,766
	NET ASSETS - 100.00%	$ 64,956,981

* Non-Income producing security. ** Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2009. ADR - American Depositary Reciept.

At October 31, 2009, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 11,741,622
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		(1,078,935)
Net unrealized appreciation		$ 10,662,687

The accompanying footnotes are an integral part of these financial statements.

KCM Macro Trends Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2009

ASSETS
Investment securities:
At cost	$ 48,799,528
At value	$ 59,462,215
Receivable for securities sold	12,702,215
Receivable for Fund shares sold	14,970
Dividends and interest receivable	73,206
Prepaid expenses and other assets	14,463
TOTAL ASSETS	72,267,069

LIABILITIES
Payable for investments purchased	7,218,460
Distribution (12b-1) fees payable	14,967
Investment advisory fees payable	55,455
Fees payable to other affiliates	10,070
Accrued expenses and other liabilities	11,136
TOTAL LIABILITIES	7,310,088
NET ASSETS	$ 64,956,981

Net Assets Consist Of:
Paid in capital	$ 61,868,075
Accumulated net investment income	74,652
Accumulated net realized loss from security transactions	(7,648,433)
Net unrealized appreciation of investments	10,662,687
NET ASSETS	$ 64,956,981

Class R-1
Net Assets	63,197,427
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	6,028,679
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 10.48

Class R-2
Net Assets	1,759,554
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	168,308
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 10.45

The accompanying footnotes are an integral part of these financial statements.

KCM Macro Trends Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2009

INVESTMENT INCOME
Dividends (Less $4,401 Foreign Taxes)	$ 517,754
Interest	2,902
TOTAL INVESTMENT INCOME	520,656

EXPENSES
Investment advisory fees	297,761
Distribution (12b-1) fees:
Class R-1	72,793
Class R-2	6,592
Administrative services fees	25,574
Professional fees	20,406
Accounting services fees	10,554
Transfer agent fees	12,731
Compliance officer fees	8,118
Custodian fees	4,994
Printing and postage expenses	1,451
Registration fees	2,590
Trustees' fees and expenses	5,724
Other expenses	1,065
TOTAL EXPENSES	470,353

NET INVESTMENT INCOME	50,303

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(4,231,276)
Net change in unrealized appreciation of investments	7,079,140
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,847,864

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 2,898,167

The accompanying footnotes are an integral part of these financial statements.

KCM Macro Trends Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2009	April 30, 2009
FROM OPERATIONS	(Unaudited)
Net investment income	$ 50,303	$ 252,691
Net realized loss from security transactions	(4,231,276)	(3,579,310)
Distributions from underlying investment companies	-	20,628
Net realized gain from options written	-	154,852
Net change in unrealized appreciation of investments	7,079,140	3,583,547
Net increase in net assets resulting from operations	2,898,167	432,408

DISTRIBUTIONS TO SHAREHOLDERS
Class R-1:
From net investment income ($0.00 and $0.07 per share, respectively)	-	(282,498)
Distribution in excess of net investment income ($0.00 and $0.01
per share, respectively)	-	(50,517)
Net decrease in net assets from distributions to shareholders	-	(333,015)

FROM SHARES OF BENEFICIAL INTEREST
Class R-1:
Proceeds from shares sold (1,091,436 and 5,612,378 shares, respectively)	11,275,382	55,489,758
Reinvestment of Dividends (0 and 37,502 shares, respectively)	-	333,015
Payments for shares redeemed (227,793 and 484,845 shares, respectively)	(2,349,965)	(4,493,958)
Total Class R-1 Shares of Beneficial Interest	8,925,417	51,328,815

Class R-2:
Proceeds from shares sold (103,907 and 64,405 shares, respectively)	1,072,930	632,300
Payments for shares redeemed (4 and 0 shares, respectively)	(41)	-
	1,072,889	632,300

Net increase in net assets from shares of beneficial interest	9,998,306	51,961,115

TOTAL INCREASE IN NET ASSETS	12,896,473	52,060,508

NET ASSETS
Beginning of Period	52,060,508	-
End of Period *	$ 64,956,981	$ 52,060,508
* Includes accumulated net investment income of:	$ 74,652	$ 203,290

The accompanying footnotes are an integral part of these financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class R-1				Class R-2
	Six Months		Period		Six Months		Period
	Ended		Ended		Ended		Ended
	Oct. 31, 2009		Apr. 30, 2009*		Oct. 31, 2009		Apr. 30, 2009**
	(Unaudited)				(Unaudited)
Net asset value, beginning of period	$ 9.96		$ 10.00		$ 9.97		$ 9.49

Activity from investment operations:
Net investment income (loss) (1)	0.01		0.06		(0.03)		(0.01)
Net realized and unrealized gain on investments	0.51		(0.02)		0.51		0.49
Total from investment operations	0.52		0.04		0.48		0.48
Less distributions:
From net investment income	-		(0.07)		-		-
In excess of net investment income	-		(0.01)		-		-
Total distributions	-		(0.08)		-		-

Net asset value, end of period	$ 10.48		$ 9.96		$ 10.45		$ 9.97

Total return (2,3)	5.22%		0.47%		4.81%		5.06%

Net assets, end of period (000s)	$ 63,197		$ 51,419		$ 1,760		$ 642

Ratio of gross expenses to average net assets (4)	1.56%		1.66%		2.31%		2.28%

Ratio of net expenses and net of waivers to average net assets (4)	1.56%		1.66%		2.31%		2.28%

Ratio of net investment (loss) to average net assets (4)	0.18%		0.84%		(0.53)%		(1.39)%

Portfolio turnover rate	262%	(3)	1,119%	(3)	262%	(3)	1,119%	(3)

*	For the period August 4, 2008 (commencement of operations) through October 31, 2009.
**	For the period April 2, 2009 (commencement of operations) through October 31, 2009.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Assume reinvestment of all dividends and distributions if any.
(3) Not Annualized.
(4) Annualized.

The accompanying footnotes are an integral part of these financial statements.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2009

1.

ORGANIZATION

The KCM Macro Trends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund offers two classes of shares designated as Class R-1 and Class R-2.  Each class represents an interest in the same assets of the Fund.  Class R-1 commenced operations on August 4, 2008 and Class R-2 commenced operations on April 2, 2009.

           Class R-1 shares and Class R-2 shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$54,806,134	-	-	$54,806,134
Short-Term Investments	4,087,681	-	-	4,087,681
Total	$59,462,215	-	-	$59,462,215

                                   The Fund did not hold any Level 3 securities during the period.

                                   * Please refer to the Schedule of Investments for Industry classifications.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions expected to be taken in the Fund’s 2009 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended October 31, 2009, the Fund did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

(a) For the six months ended October 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $144,742,580 and $134,184,158, respectively.

(b) The Fund may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily.  When a purchase option expires, the Fund will realize a loss in the amount of the premium paid.  When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

The Fund may write covered call options.  This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Fund realizes a gain equal to the amount of the premium received.  When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Fund may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Kerns Capital Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the six months ended October 31, 2009, the Fund incurred $297,761 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.70% for Class R-1 and 2.45% for Class R-2 per annum of the Fund’s average daily net assets.  During the six months ended October 31, 2009 there were no fees waived or expenses reimbursed by the Advisor.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

Fees waived or expenses reimbursed may be recouped by the Advisor from the Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Fund exceeding the contractual expense limitations described above.    As of October 31, 2009 there were no fee waivers or expenses reimbursement subject to recapture by the Advisor.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets for Class R-1 shares and Class R-2 shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the period ended October 31, 2009, pursuant to the Plan, Class R-1 shares paid $72,793 and Class R-2 shares paid $6,592.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the

Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration- The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000 or

8 basis points or 0.08% per annum on the first $100 million in net assets

6.4 basis points or 0.064% per annum on the next $150 million in net assets

4.8 basis points or 0.048% per annum on net assets greater than $250 million

Fund Accounting- Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

1.6 basis points or 0.016% on net assets of $25 million to $100 million

0.8 basis point or 0.008% on net assets greater than $100 million

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

Transfer Agency-  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 per class and the per account charge is $11.20 per account.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended October 31, 2009, the Fund incurred expenses of $8,118 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended October 31, 2009, GemCom collected amounts totaling $318 for EDGAR and printing services performed.

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended April 30, 2009 were as follows:\

Ordinary	Net Long-Term	Distributions in
Income	Capital Gain	Excess	Total
$ 282,498	$ -	$ 50,517	$ 333,015

As of April 30, 2009, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss		Total
Ordinary	Long-Term	& Other	Carry	Unrealized	Accumulated
Income	Gains	Losses	Forwards	Depreciation	Earnings/(Deficits)
$ -	$ -	$ -	$ (3,353,313)	$ 3,544,052	$ 190,739

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and partnership adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to partnership adjustments.

At April 30, 2009, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

April 30, 2017
$ 3,353,313

Permanent book and tax differences attributable to distributions in excess of net investment income and passive foreign investment company adjustments resulted in reclassification for the period ended April 30, 2009 as follows:

Accumulated Net
Paid in	Undistributed Net	Realized Loss from
Capital	Investment Income	Security Transactions
$ (91,346)	$ 104,673	$ (13,327)

6.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  The Fund is required to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on December 30, 2009 and has noted no such events.

KCM Macro Trends Fund

EXPENSE EXAMPLES

October 31, 2009 (Unaudited)

As a shareholder of the KCM Macro Trends Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the KCM Macro Trends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the KCM Macro Trends Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Annualized Expense Ratio	Expense Paid During Period 5/1/09 - 10/31/09*
Actual
Class R-1	$1000.00	$1,052.20	1.56%	$ 8.03
Class R-2	$1000.00	$1048.10	2.23%	$ 11.45
Hypothetical (5% return before expenses)
Class R-1	$1000.00	$1017.25	1.56%	$ 7.89
Class R-2	$1000.00	$1013.89	2.23%	$11.26

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended October 31, 2009 (183) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Portfolio Analysis as of October 31, 2009 (Unaudited)
Percent of
Net Assets
Industrial	19.47
Consumer, Non-Cyclical	16.77
Energy	8.84
Technology	8.81
Financial	8.45
Basic Materials	8.34
Consumer, Cyclical	7.34
Money Market Funds	6.29
Communications	3.67
Utilities	3.56
Other Assets Less Liabilities	8.46
Total	100.00

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-275-5599 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-275-5599.

INVESTMENT ADVISOR

Kerns Capital Management, Inc.

Galleria Financial Center

5075 Westheimer Rd., Suite 1177

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/7/10